Quarterly Financial Data	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data
Quarterly Financial Data (Unaudited)
The following table has been prepared from our financial records and reflects all adjustments that are necessary for a fair presentation of the results of operations for the interim periods presented (in millions, except per share amounts):

	1st Qtr	2nd Qtr	3rd Qtr	4th Qtr
Year Ended December 31, 2015(a)
Revenues, less transaction-based expenses	$850	$797	$816	$875
Operating income	462	430	440	418
Net income attributable to Intercontinental Exchange, Inc.	315	283	306	370
Earnings per common share(c):
Basic - Continuing operations	$2.81	$2.55	$2.77	$3.31
Diluted - Continuing operations	$2.80	$2.54	$2.76	$3.29

Year Ended December 31, 2014
Revenues, less transaction-based expenses	$797	$750	$745	$800
Operating income	391	327	330	400
Income from continuing operations less income attributable to non-controlling interest	248	218	216	288
Income (loss) from discontinued operations(b)	13	8	(10)	—
Net income attributable to Intercontinental Exchange, Inc.	261	226	206	288
Earnings (loss) per common share(c):
Basic - Continuing operations	$2.16	$1.89	$1.90	$2.56
Basic - Discontinued operations(b)	0.12	0.07	(0.09)	—
Basic	$2.28	$1.96	$1.81	$2.56
Diluted - Continuing operations	$2.15	$1.88	$1.89	$2.54
Diluted - Discontinued operations(b)	0.12	0.07	(0.09)	—
Diluted	$2.27	$1.95	$1.80	$2.54

(a)	We acquired Interactive Data on December 14, 2015 and Trayport on December 11, 2015 and have included their results with our consolidated results above effective from the acquisition date (Note 3).

(b)	The results of Euronext and NYSE Technologies have been presented above as discontinued operations through the date of their dispositions during the year ended December 31, 2014 (Note 16).

(c)
The annual earnings per common share may not equal the sum of the individual quarter’s earnings per common share due to rounding, and, during the year ended December 31, 2015, due to the 6.5 million and 2.5 million shares of our common stock issued to Interactive Data and Trayport stockholders, respectively, in connection with our acquisitions, weighted to show these additional shares outstanding for the period from the acquisition dates to December 31, 2015.